Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2020, 2021 and 2022, and our financial performance for each such fiscal year:

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation Actually Paid to non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ Mil.)(6)	Adj. EBITDA ($ Mil.)(7)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)
2022	$12,414,168	$18,142,201	$2,871,609	$3,711,821	$213	$121	$2,105	$5,618
2021	$12,716,100	$23,414,061	$3,868,950	$6,547,280	$199	$130	$1,386	$4,414
2020	$6,526,206	$10,792,904	$2,258,222	$3,231,065	$139	$109	$890	$3,932
(1)
The principal executive officer (PEO) in all three reporting years was Mr. Flannery, the Company’s CEO.

(2)
CAP was computed in accordance with Item 102(v) of Regulation S-K. The table provided below shows the amounts deducted from and added to the applicable SCT total compensation amount:

	PEO			Average Non-PEO NEO
	2022	2021	2020	2022	2021	2020
Total Compensation from SCT	$12,414,168	$12,716,100	$6,526,206	$2,871,609	$3,868,950	$2,258,222
Subtractions:
Stock Awards from SCT	($8,240,977)	($9,137,915)	($4,881,735)	($1,737,303)	($2,244,309)	($1,359,513)
Adjustments (addition (subtraction)):
Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	$7,354,351	$7,467,442	$7,377,155	$1,802,967	$2,062,303	$2,126,898
Fair value as of the vesting date of awards granted in the covered fiscal year for which vesting conditions were satisfied during such year	$616,529	$354,042	$348,048	$198,115	$113,778	$139,297
Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year-end or were forfeited during the year	$7,381,219	$11,604,650	$1,907,618	$813,577	$2,560,584	$264,928
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	($1,383,089)	$409,742	($484,388)	($237,144)	$185,974	($198,767)
Compensation Actually Paid	$18,142,201	$23,414,061	$10,792,904	$3,711,821	$6,547,280	$3,231,065
(3)
The Non-PEO NEOs in 2022 were Mr. Grace, Mr. Asplund, Mr. Pintoff, Mr. Limoges, Ms. Graziano and Mr. Fenton. The Non-PEO NEOs in 2021 were Ms. Graziano, Mr. Asplund, Mr. Pintoff and Mr. Fenton. The Non-PEO NEOs in 2020 were Ms. Graziano, Mr. Asplund, Mr. Pintoff, Mr. Fenton and Paul McDonnell.
(4)
The amounts above represent the value at year-end, for each noted year, of an initial fixed investment of $100 made on December 31, 2019.
(5)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Industrials. The amounts above represent the value at year-end, for each noted year, of an initial fixed investment of $100 made on December 31, 2019.
(6)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(7)
Adjusted EBITDA represents EBITDA (the sum of net income, provision for income taxes, interest expense, net, depreciation of rental equipment, and non-rental depreciation and amortization) plus the sum of the merger related costs, restructuring charges, stock compensation expense, net, and the impact of the fair value mark-up of acquired fleet . While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that adjusted EBITDA is the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link Company performance to compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year. Adjusted EBITDA is a non-GAAP financial measure, as defined in the Form 10-K. Please refer to the Form 10-K for the reconciliations to GAAP and for the reasons why management believes adjusted EBITDA provides useful information to investors about the Company's operating performance and liquidity.

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	.
(3)
The Non-PEO NEOs in 2022 were Mr. Grace, Mr. Asplund, Mr. Pintoff, Mr. Limoges, Ms. Graziano and Mr. Fenton. The Non-PEO NEOs in 2021 were Ms. Graziano, Mr. Asplund, Mr. Pintoff and Mr. Fenton. The Non-PEO NEOs in 2020 were Ms. Graziano, Mr. Asplund, Mr. Pintoff, Mr. Fenton and Paul McDonnell.

Peer Group Issuers, Footnote [Text Block]
(5)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Industrials. The amounts above represent the value at year-end, for each noted year, of an initial fixed investment of $100 made on December 31, 2019.

PEO Total Compensation Amount	$ 12,414,168	$ 12,716,100	$ 6,526,206
PEO Actually Paid Compensation Amount	18,142,201	23,414,061	10,792,904
Non-PEO NEO Average Total Compensation Amount	2,871,609	3,868,950	2,258,222
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,711,821	6,547,280	3,231,065
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
CAP was computed in accordance with Item 102(v) of Regulation S-K. The table provided below shows the amounts deducted from and added to the applicable SCT total compensation amount:

	PEO			Average Non-PEO NEO
	2022	2021	2020	2022	2021	2020
Total Compensation from SCT	$12,414,168	$12,716,100	$6,526,206	$2,871,609	$3,868,950	$2,258,222
Subtractions:
Stock Awards from SCT	($8,240,977)	($9,137,915)	($4,881,735)	($1,737,303)	($2,244,309)	($1,359,513)
Adjustments (addition (subtraction)):
Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	$7,354,351	$7,467,442	$7,377,155	$1,802,967	$2,062,303	$2,126,898
Fair value as of the vesting date of awards granted in the covered fiscal year for which vesting conditions were satisfied during such year	$616,529	$354,042	$348,048	$198,115	$113,778	$139,297
Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year-end or were forfeited during the year	$7,381,219	$11,604,650	$1,907,618	$813,577	$2,560,584	$264,928
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	($1,383,089)	$409,742	($484,388)	($237,144)	$185,974	($198,767)
Compensation Actually Paid	$18,142,201	$23,414,061	$10,792,904	$3,711,821	$6,547,280	$3,231,065

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship between CAP and Cumulative TSR

The graph below reflects the relationship between the CAP, for the PEO and Average Non-PEO NEOs, and the Company’s cumulative Total Shareholder Return (“TSR”), (assuming an initial fixed investment of $100 on December 31, 2019) for the fiscal years ended December 31, 2020, 2021 and 2022.

Compensation Actually Paid and Cumulative TSR

Compensation Actually Paid vs. Net Income [Text Block]

Relationship between CAP and Net Income

The graph below reflects the relationship between the CAP, for the PEO and Average Non-PEO NEOs, and the Company’s net income for the fiscal years ended December 31, 2020, 2021 and 2022:

Compensation Actually Paid and Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship between CAP and Adjusted EBITDA

The graph below reflects the relationship between the CAP, for the PEO and Average Non-PEO NEOs, and the Company’s adjusted EBITDA for the fiscal years ended December 31, 2020, 2021 and 2022:

Compensation Actually Paid and Adjusted EBITDA

Tabular List [Table Text Block]	The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs to the Company’s performance, for the most recently completed fiscal year, were as follows:
•
Adjusted EBITDA
•
Total Revenue
•
Economic Profit Improvement
•
ROIC
•
Stock Price Performance

Total Shareholder Return Amount	$ 213	199	139
Peer Group Total Shareholder Return Amount	121	130	109
Net Income (Loss)	$ 2,105,000,000	$ 1,386,000,000	$ 890,000,000
Company Selected Measure Amount	5,618,000,000	4,414,000,000	3,932,000,000
PEO Name	Mr. Flannery	Mr. Flannery	Mr. Flannery
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(7)
Adjusted EBITDA represents EBITDA (the sum of net income, provision for income taxes, interest expense, net, depreciation of rental equipment, and non-rental depreciation and amortization) plus the sum of the merger related costs, restructuring charges, stock compensation expense, net, and the impact of the fair value mark-up of acquired fleet . While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that adjusted EBITDA is the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link Company performance to compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year. Adjusted EBITDA is a non-GAAP financial measure, as defined in the Form 10-K. Please refer to the Form 10-K for the reconciliations to GAAP and for the reasons why management believes adjusted EBITDA provides useful information to investors about the Company's operating performance and liquidity.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Economic Profit Improvement
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price Performance
PEO [Member] | Stock Awards from SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 8,240,977	$ 9,137,915	$ 4,881,735
PEO [Member] | Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,354,351	7,467,442	7,377,155
PEO [Member] | Fair value as of the vesting date of awards granted in the covered fiscal year for which vesting conditions were satisfied during such year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	616,529	354,042	348,048
PEO [Member] | Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,381,219	11,604,650	1,907,618
PEO [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,383,089)	409,742	(484,388)
Non-PEO NEO [Member] | Stock Awards from SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,737,303	2,244,309	1,359,513
Non-PEO NEO [Member] | Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,802,967	2,062,303	2,126,898
Non-PEO NEO [Member] | Fair value as of the vesting date of awards granted in the covered fiscal year for which vesting conditions were satisfied during such year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	198,115	113,778	139,297
Non-PEO NEO [Member] | Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	813,577	2,560,584	264,928
Non-PEO NEO [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (237,144)	$ 185,974	$ (198,767)